Concentrations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2010
Concentrations Disclosure [Abstract]
Annual revenues percentage	10.00%
Number of customers	4	3	4
Revenue percentage	56.00%	46.00%	59.00%	1.95%